As filed with the Securities and Exchange Commission on March 31, 2015

Registration No. 033-70742

811-08090

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 160

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 162

Lincoln Variable Insurance Products Trust

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 S. Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 260-455-2000

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies to:

Robert Robertson, Esq.

Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

X	on May 1, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

EXPLANATORY NOTE

This Post-Effective Amendment No. 160 to the Registration Statement of Lincoln Variable Insurance Products Trust (the “Trust”) incorporates by reference the prospectuses and Statements of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 158, which was filed with the Securities and Exchange Commission on March 2, 2015. This Post-Effective Amendment No. 160 is filed solely for the purpose of designating May 1, 2015 as the new effective date of Post-Effective Amendment No. 158.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 160 to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 31st day of March, 2015.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Daniel R. Hayes
Daniel R. Hayes President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on March 31, 2015.

Signature	Title

/s/ Daniel R. Hayes	Chairman of the Board, President and Trustee
Daniel R. Hayes	(Principal Executive Officer)

/s/ William P. Flory, Jr.	Chief Accounting Officer
William P. Flory, Jr.	(Principal Accounting Officer and Principal Financial Officer)

**/s/ Steve A. Cobb	Trustee
Steve A. Cobb

*/s/ Elizabeth S. Hager	Trustee
Elizabeth S. Hager

*/s/ Gary D. Lemon	Trustee
Gary D. Lemon

***/s/ Thomas A. Leonard	Trustee
Thomas A. Leonard

*/s/ Thomas D. Rath	Trustee
Thomas D. Rath

***/s/ Pamela L. Salaway	Trustee
Pamela L. Salaway

*/s/ Kenneth G. Stella	Trustee
Kenneth G. Stella

*/s/ David H. Windley	Trustee
David H. Windley

By: /s/ Jill R. Whitelaw	Attorney-in-Fact
Jill R. Whitelaw

*Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 121 (File No. 33-70742) filed on January 24, 2012.

**Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 143 (File No. 33-70742) filed on January 7, 2013.

***Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 150 (File No. 33-70742) filed on January 27, 2014.